Short-Term Investments - Summary of Marketable Securities (Detail) (Government Debentures [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Government Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 3,304	$ 3,134
Unrealized gain	(49)	49
Market value	$ 3,255	$ 3,183